Note 5 Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
YEAR ENDING
DECEMBER 31,	AMOUNT

2013	$ 74,194
2014	23,276